Income Tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Statutory federal tax rate	34.00%
Change in valuation allowance	$ 17,600	$ 9,600
Net operating loss carryforwards	0	$ 42,100
Federal Net Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 42,100
Net operating loss carryforwards expiration dates	Dec. 31, 2029
State Net Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 39,200
Net operating loss carryforwards expiration dates	Dec. 31, 2029
Foreign Net Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,400